Commitments and Contingencies - Additional Information (Details) - USD ($)		9 Months Ended
	Nov. 15, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Commitments And Contingencies [Line Items]
Operating lease right-of-use assets		$ 11,708,000		$ 0
Operating lease liabilities		11,959,000
Gain on lease termination		(5,307,000)
Rent expense			$ 11,700,000
Subsequent Events
Commitments And Contingencies [Line Items]
Loss contingencies, loss in period	$ 0
Operating Lease Agreements
Commitments And Contingencies [Line Items]
Operating lease right-of-use assets		35,600,000
Operating lease liabilities		40,300,000
Gain on lease termination		$ (5,300,000)